Risk Management - Collateral and Other Enhancements (Details) $ in Millions	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($)
Guarantee values
Number of collaterals | item	215,400
Fair value of loans covered by collateral
Value of guarantees, classified as impaired	$ 102,014	$ 129,066
Value of guarantees, classified as non-impaired	358,967	305,666
Loans to customers
Guarantee values
Maximum exposure to credit risk	25,451,513	25,398,424
Fair value of loans covered by collateral
Mortgages	12,018,604	11,214,767
Pledge	102,620	102,769
Securities	472,672	472,490
Warrants	3,381	3,493
Others	320,810	421,446
Net collateral	12,918,087	12,214,965
Net exposure	12,533,426	13,183,459
Corporate lending
Guarantee values
Maximum exposure to credit risk	9,775,740	10,663,260
Fair value of loans covered by collateral
Mortgages	2,269,716	2,240,502
Pledge	72,893	69,466
Securities	438,595	442,285
Warrants	3,381	3,493
Others	243,961	349,560
Net collateral	3,028,546	3,105,306
Net exposure	6,747,194	7,557,954
Small business loans
Guarantee values
Maximum exposure to credit risk	4,185,078	3,835,775
Fair value of loans covered by collateral
Mortgages	2,543,343	2,301,924
Pledge	28,699	32,138
Securities	32,034	27,461
Others	58,255	54,534
Net collateral	2,662,331	2,416,057
Net exposure	1,522,747	1,419,718
Consumer loans
Guarantee values
Maximum exposure to credit risk	4,013,459	3,974,623
Fair value of loans covered by collateral
Mortgages	283,091	252,984
Pledge	938	1,096
Securities	1,776	2,492
Others	18,594	17,352
Net collateral	304,399	273,924
Net exposure	3,709,060	3,700,699
Residential mortgage loans
Guarantee values
Maximum exposure to credit risk	7,477,236	6,924,766
Fair value of loans covered by collateral
Mortgages	6,922,454	6,419,357
Pledge	90	69
Securities	267	252
Net collateral	6,922,811	6,419,678
Net exposure	$ 554,425	$ 505,088